INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Opening balance	$ 5,069	$ 4,694
Increases related to prior year tax positions	87	213
Decreases related to prior year tax positions	(360)	(204)
Increases related to current year tax positions	365	478
Decreases related to lapses in statute of limitations	(408)	(112)
Closing balance	4,753	5,069	4,694
Recognized interest and penalties related to uncertain tax positions	$ (13)	$ 213	$ 296